Other assets - Intangible assets (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Cost	CAD 18,188	CAD 18,122
Accumulated Amortization	17,250	16,332
Net book value	938	1,790
Internally developed computer software capitalized during the period	66	304
Amortization of intangible assets (note 10(b))	918	1,688
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018	464
2019	266
2020	149
2021	59
Net book value	CAD 938	CAD 1,790